Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
October 31, 2021
T05-NPRT1-1221
1.9584811.107

Schedule of Investments October 31, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 17.9%
Biotechnology – 17.9%
4D Molecular Therapeutics, Inc. (a)	6,387	$ 153,480
AbbVie, Inc.	842,182	96,573,010
ACADIA Pharmaceuticals, Inc. (a)	57,608	1,034,064
Acceleron Pharma, Inc. (a)	26,167	4,557,768
Adverum Biotechnologies, Inc. (a)	27,623	62,704
Agenus, Inc. (a)	85,015	326,458
Agios Pharmaceuticals, Inc. (a)	26,475	1,244,325
Akebia Therapeutics, Inc. (a)	75,175	215,752
Akero Therapeutics, Inc. (a)	7,373	158,446
Akouos, Inc. (a)	9,272	86,415
Albireo Pharma, Inc. (a)	7,330	214,183
Alder Biopharmaceuticals, Inc. (a)(b)	22,547	19,841
Alector, Inc. (a)	24,609	535,000
Aligos Therapeutics, Inc. (a)	12,143	193,438
Alkermes PLC (a)	76,578	2,319,548
Allakos, Inc. (a)	15,353	1,544,205
Allogene Therapeutics, Inc. (a)	36,805	634,518
Allovir, Inc. (a)	17,022	408,698
Alnylam Pharmaceuticals, Inc. (a)	56,020	8,938,551
ALX Oncology Holdings, Inc. (a)	3,554	199,166
Amgen, Inc.	273,960	56,701,501
Amicus Therapeutics, Inc. (a)	100,577	1,056,058
AnaptysBio, Inc. (a)	8,472	278,729
Anavex Life Sciences Corp. (a)	31,649	593,102
Anika Therapeutics, Inc. (a)	6,680	278,222
Annexon, Inc. (a)	7,734	126,142
Apellis Pharmaceuticals, Inc. (a)	29,112	894,903
Applied Molecular Transport, Inc. (a)	5,084	114,492
Applied Therapeutics, Inc. (a)	8,947	131,252
Arcturus Therapeutics Holdings, Inc. (a)	10,136	455,613
Arcus Biosciences, Inc. (a)	18,541	620,011
Arcutis Biotherapeutics, Inc. (a)	11,811	250,157
Ardelyx, Inc. (a)	24,116	29,180
Arena Pharmaceuticals, Inc. (a)	27,267	1,564,853
Arrowhead Pharmaceuticals, Inc. (a)	47,439	3,027,557
Atara Biotherapeutics, Inc. (a)	33,473	518,162
Athenex, Inc. (a)	26,766	67,986
Athersys, Inc. (a)	91,442	106,987
Atreca, Inc. Class A (a)	12,747	66,029
Aurinia Pharmaceuticals, Inc. (a)	48,645	1,609,177
Avid Bioservices, Inc. (a)	28,940	887,879
Avidity Biosciences, Inc. (a)	16,328	367,380
Avrobio, Inc. (a)	17,033	95,725
Beam Therapeutics, Inc. (a)	14,949	1,327,023
BioAtla, Inc. (a)	9,219	269,471
BioCryst Pharmaceuticals, Inc. (a)	84,440	1,260,689

	Shares	Value

Biogen, Inc. (a)	71,776	$ 19,141,224
Biohaven Pharmaceutical Holding Co. Ltd. (a)	27,982	3,982,398
BioMarin Pharmaceutical, Inc. (a)	86,814	6,878,273
Bioxcel Therapeutics, Inc. (a)	9,144	266,456
Black Diamond Therapeutics, Inc. (a)	10,285	78,783
Bluebird Bio, Inc. (a)	32,713	765,811
Blueprint Medicines Corp. (a)	26,521	2,983,347
Bolt Biotherapeutics, Inc. (a)	6,053	79,234
Bridgebio Pharma, Inc. (a)	32,381	1,598,974
C4 Therapeutics, Inc. (a)	5,134	228,052
CareDx, Inc. (a)	25,001	1,275,051
Catalyst Pharmaceuticals, Inc. (a)	49,195	290,251
Celldex Therapeutics, Inc. (a)	18,084	769,293
CEL-SCI Corp. (a)	19,283	215,970
Cerevel Therapeutics Holdings, Inc. (a)	20,150	819,097
ChemoCentryx, Inc. (a)	23,317	811,665
Chimerix, Inc. (a)	33,266	174,314
Clovis Oncology, Inc. (a)	47,215	204,441
Coherus Biosciences, Inc. (a)	29,314	490,423
Cortexyme, Inc. (a)	7,724	101,957
Crinetics Pharmaceuticals, Inc. (a)	15,383	383,498
CRISPR Therapeutics AG (a)	28,930	2,642,177
Cue Biopharma, Inc. (a)	12,541	153,126
Cullinan Management, Inc. (a)	6,163	136,942
Curis, Inc. (a)	32,500	211,250
Cytokinetics, Inc. (a)	35,221	1,229,565
CytomX Therapeutics, Inc. (a)	24,790	147,005
Deciphera Pharmaceuticals, Inc. (a)	19,196	640,954
Denali Therapeutics, Inc. (a)	37,419	1,809,209
DermTech, Inc. (a)	8,196	224,161
Dicerna Pharmaceuticals, Inc. (a)	33,551	698,196
Dynavax Technologies Corp. (a)	53,868	1,075,744
Dyne Therapeutics, Inc. (a)	10,998	159,581
Eagle Pharmaceuticals, Inc. (a)	5,329	279,080
Editas Medicine, Inc. (a)	32,486	1,192,886
Emergent BioSolutions, Inc. (a)	22,884	1,090,880
Enanta Pharmaceuticals, Inc. (a)	8,917	765,524
Epizyme, Inc. (a)	34,486	144,841
Essa Pharma, Inc. (a)	10,085	91,774
Exact Sciences Corp. (a)	81,959	7,804,136
Exelixis, Inc. (a)	150,244	3,231,748
Fate Therapeutics, Inc. (a)	36,039	1,938,898
FibroGen, Inc. (a)	39,194	435,837
Flexion Therapeutics, Inc. (a)	20,909	193,408
Forma Therapeutics Holdings, Inc. (a)	7,925	147,088
Frequency Therapeutics, Inc. (a)	12,233	76,823
G1 Therapeutics, Inc. (a)	13,467	195,137
Generation Bio Co. (a)	17,208	360,680

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Geron Corp. (a)	113,604	$ 174,950
Gilead Sciences, Inc.	598,026	38,799,927
Global Blood Therapeutics, Inc. (a)	26,734	976,326
Gossamer Bio, Inc. (a)	22,424	278,506
Halozyme Therapeutics, Inc. (a)	64,622	2,460,160
Heron Therapeutics, Inc. (a)	46,214	508,816
Homology Medicines, Inc. (a)	17,801	102,000
Horizon Therapeutics PLC (a)	101,919	12,221,107
Humanigen, Inc. (a)	15,287	109,761
IGM Biosciences, Inc. (a)	3,547	166,425
ImmunityBio, Inc. (a)	36,679	287,197
ImmunoGen, Inc. (a)	95,309	574,713
Immunovant, Inc. (a)	16,699	134,260
Incyte Corp. (a)	88,885	5,953,517
Inhibrx, Inc. (a)	4,552	182,945
Inovio Pharmaceuticals, Inc. (a)	99,636	711,401
Insmed, Inc. (a)	54,218	1,634,673
Intellia Therapeutics, Inc. (a)	29,083	3,867,457
Intercept Pharmaceuticals, Inc. (a)	14,329	241,587
Invitae Corp. (a)	85,923	2,276,959
Ionis Pharmaceuticals, Inc. (a)	59,891	1,908,726
Iovance Biotherapeutics, Inc. (a)	58,418	1,420,142
Ironwood Pharmaceuticals, Inc. (a)	73,466	938,161
IVERIC bio, Inc. (a)	31,504	557,621
Kadmon Holdings, Inc. (a)	65,965	623,369
Karuna Therapeutics, Inc. (a)	9,850	1,382,743
Karyopharm Therapeutics, Inc. (a)	28,393	155,026
Keros Therapeutics, Inc. (a)	6,067	253,115
Kiniksa Pharmaceuticals Ltd. Class A (a)	11,453	118,997
Kinnate Biopharma, Inc. (a)	5,175	123,010
Kodiak Sciences, Inc. (a)	14,785	1,731,176
Kronos Bio, Inc. (a)	7,995	131,598
Krystal Biotech, Inc. (a)	6,788	340,011
Kura Oncology, Inc. (a)	26,491	434,982
Kymera Therapeutics, Inc. (a)	12,970	763,674
Lexicon Pharmaceuticals, Inc. (a)	27,460	145,263
Ligand Pharmaceuticals, Inc. (a)	8,030	1,171,898
MacroGenics, Inc. (a)	22,946	448,135
Madrigal Pharmaceuticals, Inc. (a)	4,929	383,230
MannKind Corp. (a)	112,528	530,007
MeiraGTx Holdings PLC (a)	10,519	226,159
Mersana Therapeutics, Inc. (a)	26,935	230,564
Merus N.V. (a)	10,747	301,453
MiMedx Group, Inc. (a)	35,125	240,606
Mirati Therapeutics, Inc. (a)	17,200	3,251,144
Moderna, Inc. (a)	162,740	56,179,475
Molecular Templates, Inc. (a)	16,153	84,319
Morphic Holding, Inc. (a)	8,561	492,258
Myovant Sciences Ltd. (a)	17,572	384,475

	Shares	Value

Myriad Genetics, Inc. (a)	36,813	$ 1,132,736
Natera, Inc. (a)	37,815	4,332,465
Neoleukin Therapeutics, Inc. (a)	15,954	116,943
Neurocrine Biosciences, Inc. (a)	44,851	4,727,744
Nkarta, Inc. (a)	3,914	61,372
Novavax, Inc. (a)	33,602	5,000,986
Nurix Therapeutics, Inc. (a)	9,501	317,808
Ocugen, Inc. (a)	94,701	1,121,260
Opko Health, Inc. (a)	212,201	804,242
Organogenesis Holdings, Inc. (a)	15,210	167,006
ORIC Pharmaceuticals, Inc. (a)	11,350	166,164
Passage Bio, Inc. (a)	11,380	99,234
PMV Pharmaceuticals, Inc. (a)	5,324	125,753
Praxis Precision Medicines, Inc. (a)	10,373	215,758
Preciden, Inc. (a)	43,383	209,540
Precision BioSciences, Inc. (a)	21,756	206,464
Prelude Therapeutics, Inc. (a)	4,430	77,879
Protagonist Therapeutics, Inc. (a)	18,714	583,128
Prothena Corp. PLC (a)	14,775	817,796
PTC Therapeutics, Inc. (a)	30,152	1,143,665
Puma Biotechnology, Inc. (a)	13,530	69,003
Radius Health, Inc. (a)	18,942	409,147
Rapt Therapeutics, Inc. (a)	8,895	280,904
Regeneron Pharmaceuticals, Inc. (a)	49,915	31,942,605
REGENXBIO, Inc. (a)	15,089	534,754
Relay Therapeutics, Inc. (a)	20,137	669,555
Repare Therapeutics, Inc. (a)	4,446	111,194
Replimune Group, Inc. (a)	9,942	293,388
REVOLUTION Medicines, Inc. (a)	22,305	656,436
Rhythm Pharmaceuticals, Inc. (a)	16,588	190,928
Rigel Pharmaceuticals, Inc. (a)	79,009	265,470
Rocket Pharmaceuticals, Inc. (a)	18,206	540,900
Rubius Therapeutics, Inc. (a)	19,203	272,875
Sage Therapeutics, Inc. (a)	24,921	1,005,812
Sangamo Therapeutics, Inc. (a)	58,788	477,359
Sarepta Therapeutics, Inc. (a)	36,311	2,873,289
Scholar Rock Holding Corp. (a)	10,311	271,179
Seagen, Inc. (a)	64,796	11,425,479
Seres Therapeutics, Inc. (a)	32,555	197,934
Shattuck Labs, Inc. (a)	6,959	134,309
Silverback Therapeutics, Inc. (a)	4,993	43,090
Sorrento Therapeutics, Inc. (a)	130,444	894,846
Spectrum Pharmaceuticals, Inc. (a)	76,210	139,464
SpringWorks Therapeutics, Inc. (a)	9,409	630,968
Stoke Therapeutics, Inc. (a)	6,096	139,172
Sutro Biopharma, Inc. (a)	15,269	307,823
Syndax Pharmaceuticals, Inc. (a)	17,918	348,505
Taysha Gene Therapies, Inc. (a)	8,077	126,324
TCR2 Therapeutics, Inc. (a)	10,968	69,098
TG Therapeutics, Inc. (a)	57,574	1,797,460
Travere Therapeutics, Inc. (a)	26,454	762,140
Turning Point Therapeutics, Inc. (a)	19,765	821,829
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Twist Bioscience Corp. (a)		21,075	$ 2,503,710
Ultragenyx Pharmaceutical, Inc. (a)		30,591	2,567,197
uniQure N.V. (a)		16,827	512,719
United Therapeutics Corp. (a)		21,346	4,071,963
Vanda Pharmaceuticals, Inc. (a)		26,269	449,725
Vaxart, Inc. (a)		58,412	391,945
Vaxcyte, Inc. (a)		9,694	226,840
VBI Vaccines, Inc. (a)		78,390	227,331
Veracyte, Inc. (a)		32,256	1,544,417
Vericel Corp. (a)		18,618	856,800
Vertex Pharmaceuticals, Inc. (a)		123,438	22,827,389
Viking Therapeutics, Inc. (a)		32,642	189,976
Vir Biotechnology, Inc. (a)		31,062	1,171,969
XBiotech, Inc.		8,688	127,366
Xencor, Inc. (a)		24,943	986,745
Xenon Pharmaceuticals, Inc. (a)		18,860	587,489
Y-mAbs Therapeutics, Inc. (a)		12,362	303,611
Zentalis Pharmaceuticals, Inc. (a)		9,661	777,131
ZIOPHARM Oncology, Inc. (a)		103,433	155,150
Zymeworks, Inc. (a)		17,552	390,532
TOTAL BIOTECHNOLOGY	528,348,223
HEALTH CARE EQUIPMENT & SUPPLIES – 25.7%
Health Care Equipment – 23.8%
Abbott Laboratories		847,241	109,200,892
ABIOMED, Inc. (a)		21,645	7,187,006
Accelerate Diagnostics, Inc. (a)		14,932	88,099
Alphatec Holdings, Inc. (a)		30,382	356,381
AngioDynamics, Inc. (a)		17,829	509,909
Aspira Women's Health, Inc. (a)		23,909	80,095
AtriCure, Inc. (a)		20,738	1,556,594
AxoGen, Inc. (a)		18,361	278,904
Axonics, Inc. (a)		16,266	1,193,111
Baxter International, Inc.		239,699	18,926,633
Becton Dickinson and Co.		138,668	33,223,466
Boston Scientific Corp. (a)		677,527	29,221,740
Butterfly Network, Inc. (a)		47,039	485,442
Cardiovascular Systems, Inc. (a)		18,934	664,205
CONMED Corp.		13,875	2,029,635
CryoLife, Inc. (a)		18,856	389,188
CryoPort, Inc. (a)		17,461	1,423,770
Danaher Corp.		306,099	95,432,485
DexCom, Inc. (a)		46,113	28,738,083
Eargo, Inc. (a)		5,458	48,030
Edwards Lifesciences Corp. (a)		296,413	35,516,206
Envista Holdings Corp. (a)		76,842	3,004,522
Glaukos Corp. (a)		22,111	1,010,694
Globus Medical, Inc. Class A (a)		37,116	2,864,242
Heska Corp. (a)		4,729	1,057,073
Hill-Rom Holdings, Inc.		31,809	4,927,214

	Shares	Value

Hologic, Inc. (a)	122,411	$ 8,973,950
IDEXX Laboratories, Inc. (a)	40,664	27,087,917
Inari Medical, Inc. (a)	9,382	849,259
Inogen, Inc. (a)	9,138	362,322
Insulet Corp. (a)	31,652	9,812,753
Integer Holdings Corp. (a)	15,920	1,433,118
Integra LifeSciences Holdings Corp. (a)	34,541	2,295,595
Intersect ENT, Inc. (a)	14,788	398,832
Intuitive Surgical, Inc. (a)	169,389	61,171,450
iRhythm Technologies, Inc. (a)	13,897	974,736
LeMaitre Vascular, Inc.	8,639	449,314
LivaNova PLC (a)	23,496	1,802,613
Masimo Corp. (a)	24,961	7,077,442
Medtronic PLC	642,802	77,046,248
Mesa Laboratories, Inc.	2,453	749,882
Natus Medical, Inc. (a)	16,710	418,586
Nevro Corp. (a)	15,690	1,784,581
Novocure Ltd. (a)	44,463	4,560,570
NuVasive, Inc. (a)	24,449	1,304,599
Ortho Clinical Diagnostics Holdings PLC (a)	44,640	882,533
Orthofix Medical, Inc. (a)	9,016	324,396
Outset Medical, Inc. (a)	18,499	985,442
Penumbra, Inc. (a)	16,436	4,545,376
ResMed, Inc.	69,378	18,240,170
Senseonics Holdings, Inc. (a)	172,969	605,391
Shockwave Medical, Inc. (a)	15,042	3,214,475
SI-BONE, Inc. (a)	12,315	277,703
Steris PLC	47,508	11,104,520
Stryker Corp.	161,677	43,017,399
Surmodics, Inc. (a)	6,523	363,070
Tactile Systems Technology, Inc. (a)	9,409	324,516
Tandem Diabetes Care, Inc. (a)	29,662	4,043,820
Teleflex, Inc.	22,235	7,936,561
TransMedics Group, Inc. (a)	11,707	321,123
Vapotherm, Inc. (a)	8,015	183,303
Varex Imaging Corp. (a)	18,688	501,773
ViewRay, Inc. (a)	57,211	418,212
Zimmer Biomet Holdings, Inc.	99,523	14,243,732
Zomedica Corp. (a)	428,011	218,457
Zynex, Inc. (a)	10,624	133,119
		699,852,477
Health Care Supplies – 1.9%
Align Technology, Inc. (a)	35,830	22,371,177
Atrion Corp.	665	484,120
Avanos Medical, Inc. (a)	22,845	720,531
BioLife Solutions, Inc. (a)	11,577	615,318
Cerus Corp. (a)	82,519	544,625
DENTSPLY SIRONA, Inc.	103,947	5,946,808
Establishment Labs Holdings, Inc. (a)	9,005	734,268

Quarterly Report	4

Common Stocks – continued
		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Haemonetics Corp. (a)		24,512	$ 1,684,219
ICU Medical, Inc. (a)		9,559	2,238,049
Lantheus Holdings, Inc. (a)		31,836	744,644
Meridian Bioscience, Inc. (a)		19,492	366,644
Merit Medical Systems, Inc. (a)		24,193	1,627,221
Neogen Corp. (a)		51,258	2,168,726
OraSure Technologies, Inc. (a)		33,675	359,312
OrthoPediatrics Corp. (a)		6,498	462,463
Pulmonx Corp. (a)		9,351	364,034
Quidel Corp. (a)		18,273	2,426,106
Quotient Ltd. (a)		38,177	96,588
Silk Road Medical, Inc. (a)		15,873	931,904
SmileDirectClub, Inc. (a)		48,604	250,311
STAAR Surgical Co. (a)		17,922	2,123,040
The Cooper Cos., Inc.		23,440	9,772,605
			57,032,713
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	756,885,190
HEALTH CARE PROVIDERS & SERVICES – 19.1%
Health Care Distributors – 1.4%
AdaptHealth Corp. (a)		37,048	1,009,558
AmerisourceBergen Corp.		73,520	8,970,910
Cardinal Health, Inc.		138,618	6,627,326
Covetrus, Inc. (a)		48,435	977,903
Henry Schein, Inc. (a)		67,217	5,132,018
McKesson Corp.		75,357	15,665,213
Owens & Minor, Inc.		34,109	1,223,831
Patterson Cos., Inc.		41,314	1,291,476
PetIQ, Inc. (a)		11,521	288,601
			41,186,836
Health Care Facilities – 1.8%
Acadia Healthcare Co., Inc. (a)		40,688	2,522,656
Brookdale Senior Living, Inc. (a)		88,704	576,576
Community Health Systems, Inc. (a)		54,763	717,395
Encompass Health Corp.		47,671	3,029,969
Hanger, Inc. (a)		18,296	341,769
HCA Healthcare, Inc.		128,531	32,191,874
National HealthCare Corp.		6,310	441,322
Select Medical Holdings Corp.		52,042	1,728,835
Surgery Partners, Inc. (a)		15,463	636,148
Tenet Healthcare Corp. (a)		43,441	3,112,982
The Ensign Group, Inc.		25,016	1,951,498
The Joint Corp. (a)		6,739	589,528
The Pennant Group, Inc. (a)		12,539	320,622
Universal Health Services, Inc. Class B		37,271	4,625,331
US Physical Therapy, Inc.		6,259	675,096
			53,461,601

		Shares	Value

Health Care Services – 5.0%
1Life Healthcare, Inc. (a)		39,044	$ 845,693
Accolade, Inc. (a)		15,303	608,906
Addus HomeCare Corp. (a)		7,501	701,344
Amedisys, Inc. (a)		15,563	2,635,438
AMN Healthcare Services, Inc. (a)		22,676	2,238,121
Apollo Medical Holdings, Inc. (a)		14,544	998,155
Apria, Inc. (a)		6,714	251,305
Castle Biosciences, Inc. (a)		9,431	588,023
Chemed Corp.		7,567	3,649,186
Cigna Corp.		163,621	34,951,082
CorVel Corp. (a)		4,804	880,189
CVS Health Corp.		627,780	56,048,198
DaVita, Inc. (a)		32,977	3,404,545
Fulgent Genetics, Inc. (a)		9,006	746,778
Guardant Health, Inc. (a)		41,117	4,802,054
Hims & Hers Health, Inc. (a)		34,796	271,409
Laboratory Corp. of America Holdings (a)		46,555	13,362,216
LHC Group, Inc. (a)		14,403	1,938,500
MEDNAX, Inc. (a)		36,638	997,653
ModivCare, Inc. (a)		6,076	988,991
National Research Corp.		6,753	292,405
Oak Street Health, Inc. (a)		46,244	2,184,104
Ontrak, Inc. (a)		4,329	37,229
Option Care Health, Inc. (a)		60,228	1,646,031
Premier, Inc. Class A		57,837	2,252,751
Quest Diagnostics, Inc.		62,137	9,120,469
R1 RCM, Inc. (a)		55,867	1,212,314
RadNet, Inc. (a)		21,259	660,942
Signify Health, Inc. (a)		15,958	256,445
Tivity Health, Inc. (a)		18,635	466,248
			149,036,724
Managed Health Care – 10.9%
Anthem, Inc.		116,747	50,800,122
Centene Corp. (a)		277,805	19,790,828
Clover Health Investments Corp. (a)		55,283	414,623
HealthEquity, Inc. (a)		39,923	2,642,104
Humana, Inc.		61,514	28,490,824
Magellan Health, Inc. (a)		10,500	995,715
Molina Healthcare, Inc. (a)		27,902	8,251,180
Progyny, Inc. (a)		25,379	1,559,032
Triple-S Management Corp. Class B (a)		11,664	411,623
UnitedHealth Group, Inc.		449,988	207,205,974
			320,562,025
TOTAL HEALTH CARE PROVIDERS & SERVICES	564,247,186
HEALTH CARE TECHNOLOGY – 2.2%
Health Care Technology – 2.2%
Allscripts Healthcare Solutions, Inc. (a)		67,364	928,276
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
American Well Corp. Class A (a)		24,520	$ 220,680
Cerner Corp.		143,954	10,694,343
Certara, Inc. (a)		41,367	1,708,871
Change Healthcare, Inc. (a)		111,337	2,397,086
Computer Programs & Systems, Inc. (a)		6,776	244,614
Evolent Health, Inc. Class A (a)		42,008	1,229,574
Health Catalyst, Inc. (a)		17,800	936,992
HealthStream, Inc. (a)		12,066	321,076
Inovalon Holdings, Inc. Class A (a)		37,323	1,522,405
Inspire Medical Systems, Inc. (a)		12,883	3,472,999
Multiplan Corp. (a)		63,630	274,245
NextGen Healthcare, Inc. (a)		27,318	449,654
Omnicell, Inc. (a)		20,602	3,670,246
OptimizeRx Corp. (a)		7,530	728,151
Phreesia, Inc. (a)		21,746	1,533,963
Schrodinger, Inc. (a)		23,441	1,279,410
Simulations Plus, Inc.		7,630	385,315
Tabula Rasa HealthCare, Inc. (a)		11,146	302,614
Teladoc Health, Inc. (a)		66,441	9,938,909
Veeva Systems, Inc. Class A (a)		65,802	20,859,892
Vocera Communications, Inc. (a)		16,518	934,588
TOTAL HEALTH CARE TECHNOLOGY	64,033,903
LIFE SCIENCES TOOLS & SERVICES – 11.1%
Life Sciences Tools & Services – 11.1%
10X Genomics, Inc. Class A (a)		35,437	5,714,925
Adaptive Biotechnologies Corp. (a)		43,474	1,452,466
Agilent Technologies, Inc.		145,290	22,881,722
Avantor, Inc. (a)		250,320	10,107,922
Bionano Genomics, Inc. (a)		132,537	673,288
Bio-Rad Laboratories, Inc. Class A (a)		10,616	8,436,323
Bio-Techne Corp.		18,496	9,685,431
Bruker Corp.		50,670	4,068,801
Charles River Laboratories International, Inc. (a)		23,938	10,740,502
Codexis, Inc. (a)		27,282	948,595
Fluidigm Corp. (a)		34,526	177,809
Illumina, Inc. (a)		69,614	28,893,987
IQVIA Holdings, Inc. (a)		91,390	23,891,174
Maravai LifeSciences Holdings, Inc. Class A (a)		53,348	2,256,087
Medpace Holdings, Inc. (a)		13,767	3,118,914
Mettler-Toledo International, Inc. (a)		11,090	16,422,959
NanoString Technologies, Inc. (a)		21,740	1,050,042
NeoGenomics, Inc. (a)		53,467	2,459,482
Pacific Biosciences of California, Inc. (a)		90,034	2,384,100
PerkinElmer, Inc.		53,403	9,446,457

		Shares	Value

Personalis, Inc. (a)		15,599	$ 306,052
PPD, Inc. (a)		58,908	2,778,690
Quanterix Corp. (a)		14,117	714,461
Repligen Corp. (a)		24,912	7,236,936
Seer, Inc. (a)		14,881	549,407
Sotera Health Co. (a)		40,374	997,238
Syneos Health, Inc. (a)		49,231	4,595,222
Thermo Fisher Scientific, Inc.		187,405	118,640,483
Waters Corp. (a)		29,475	10,833,536
West Pharmaceutical Services, Inc.		35,172	15,119,739
TOTAL LIFE SCIENCES TOOLS & SERVICES	326,582,750
PHARMACEUTICALS – 23.7%
Pharmaceuticals – 23.7%
Aclaris Therapeutics, Inc. (a)		20,999	364,333
Aerie Pharmaceuticals, Inc. (a)		21,155	224,878
Amneal Pharmaceuticals, Inc. (a)		45,705	250,920
Amphastar Pharmaceuticals, Inc. (a)		18,645	348,289
ANI Pharmaceuticals, Inc. (a)		4,584	171,350
Antares Pharma, Inc. (a)		74,665	279,247
Arvinas, Inc. (a)		17,554	1,519,825
Atea Pharmaceuticals, Inc. (a)		7,874	91,653
Axsome Therapeutics, Inc. (a)		11,543	444,406
BioDelivery Sciences International, Inc. (a)		39,637	161,719
Bristol-Myers Squibb Co.		1,065,197	62,207,505
Cara Therapeutics, Inc. (a)		18,961	319,114
Cassava Sciences, Inc. (a)		18,160	783,241
Catalent, Inc. (a)		81,192	11,193,129
Collegium Pharmaceutical, Inc. (a)		14,788	290,288
Corcept Therapeutics, Inc. (a)		53,207	957,726
Durect Corp. (a)		116,013	148,497
Elanco Animal Health, Inc. (a)		203,393	6,687,562
Eli Lilly & Co.		388,699	99,024,957
Endo International PLC (a)		110,029	467,623
Esperion Therapeutics, Inc. (a)		11,304	101,058
Harmony Biosciences Holdings, Inc. (a)		8,111	336,363
Innoviva, Inc. (a)		32,145	560,930
Intra-Cellular Therapies, Inc. (a)		32,712	1,408,906
Jazz Pharmaceuticals PLC (a)		28,743	3,823,969
Johnson & Johnson		1,255,676	204,524,507
Kala Pharmaceuticals, Inc. (a)		16,016	27,868
Merck & Co., Inc.		1,207,359	106,307,960
Nektar Therapeutics (a)		87,296	1,323,407
NGM Biopharmaceuticals, Inc. (a)		14,573	269,163
Nuvation Bio, Inc. (a)		56,669	519,655
Ocular Therapeutix, Inc. (a)		29,339	194,811
Omeros Corp. (a)		28,514	178,783
Organon & Co.		119,994	4,409,779
Pacira BioSciences, Inc. (a)		21,152	1,105,827
Perrigo Co. PLC		64,129	2,895,424

Quarterly Report	6

Common Stocks – continued
		Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
Pfizer, Inc.		2,669,139	$ 116,748,140
Phathom Pharmaceuticals, Inc. (a)		6,696	157,557
Phibro Animal Health Corp. Class A		10,063	220,782
Pliant Therapeutics, Inc. (a)		6,157	98,081
Prestige Consumer Healthcare, Inc. (a)		23,722	1,423,083
Provention Bio, Inc. (a)		22,648	141,776
Reata Pharmaceuticals, Inc. Class A (a)		12,827	1,231,520
Relmada Therapeutics, Inc. (a)		5,188	121,762
Revance Therapeutics, Inc. (a)		32,234	443,218
Royalty Pharma PLC Class A		84,542	3,341,945
SIGA Technologies, Inc. (a)		21,899	157,892
Supernus Pharmaceuticals, Inc. (a)		24,804	740,399
TherapeuticsMD, Inc. (a)		178,001	129,585
Theravance Biopharma, Inc. (a)		25,604	198,943
Tilray, Inc. Class 2 (a)		201,665	2,077,149
Viatris, Inc.		577,422	7,708,584
Zoetis, Inc.		226,381	48,943,572
Zogenix, Inc. (a)		23,827	365,268
TOTAL PHARMACEUTICALS	698,173,928
TOTAL COMMON STOCKS (Cost $2,130,525,055)			2,938,271,180
Money Market Fund – 0.2%
		Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (c) (Cost $6,744,000)		6,744,000	$ 6,744,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,137,269,055)	2,945,015,180
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%	2,816,578
NET ASSETS – 100.0%	$ 2,947,831,758

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $424,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	8	December 2021	$ 918,120	$ 22,662	$ 22,662
CME E-mini S&P Health Care Select Sector Index Contracts (United States)	62	December 2021	8,365,040	102,100	102,100
Total Equity Index Contracts					$ 124,762
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
9	Quarterly Report